Document and Entity Information	9 Months Ended
Dec. 31, 2018
Document and Entity Information:
Entity Registrant Name	Investview, Inc.
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Trading Symbol	INVU
Amendment Flag	true
Amendment Description	To update financials.
Entity Central Index Key	0000862651
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes